Bank borrowings - General (Details) ¥ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	May 31, 2023	Jan. 31, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Bank borrowings
Current bank borrowings				¥ 22,562	¥ 12,749	$ 3,109
Non-current bank borrowings				49,909	55,686	6,878
Bank borrowings
Bank borrowings
Non-current bank borrowings				49,909	55,686
Collateral amount pledged				30,213	34,056
Short-term other borrowings | Bank loans
Bank borrowings
Current bank borrowings				22,562	12,749
US$4.0 billion syndicated loan denominated in US$ | Bank loans
Bank borrowings
Non-current bank borrowings				¥ 22,937	¥ 28,828
Principal amount | $						$ 4,000	$ 4,000
US$4.0 billion syndicated loan denominated in US$ | Bank loans | LIBOR
Bank borrowings
Spread over variable rate				0.85%	0.85%
US$4.0 billion syndicated loan denominated in US$ | Bank loans | SOFR
Bank borrowings
Spread over variable rate					0.80%
Syndicated Loan [Member] | Bank loans
Bank borrowings
Repayment amount		¥ 6,067	$ 830
Long-term other borrowings | Bank loans
Bank borrowings
Non-current bank borrowings				¥ 26,972	¥ 26,858
Long-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year				3.90%	3.50%
Short-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year				2.00%	2.60%
Short-term borrowings | Bank loans | Minimum
Bank borrowings
Interest rates				0.80%	1.40%	0.80%	1.40%
Short-term borrowings | Bank loans | Maximum
Bank borrowings
Interest rates				4.80%	4.60%	4.80%	4.60%
USD6.5 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $						$ 6,500	$ 6,500
USD6.5 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate	0.80%
USD6.5 billion revolving credit facility agreement | Bank facility | SOFR
Bank borrowings
Spread over variable rate	0.80%